Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment information
Supplemental segment data and reconciliations to consolidated external reporting for the years ended December 31 was as follows:

(Millions of dollars) 2012	Revenues	Segment Profit	Interest Expense	Depreciation on equipment leased to others	Provision for credit losses	Segment Assets at December 31, 2012	Capital expenditures
North America	$938	$263	$270	$274	$15	$11,305	$565
Europe and CPF	467	84	134	76	65	7,785	243
Asia/Pacific	399	132	155	23	24	6,151	133
Latin America	389	111	141	64	26	4,973	172
Mining	451	60	90	250	27	3,212	545
Total Segments	2,644	650	790	687	157	33,426	1,658
Unallocated	73	(93)	61	1	1	1,529	—
Timing	(24)	(6)	—	—	3	17	2
Methodology	—	40	(50)	—	—	(61)	—
Inter-segment Eliminations	—	—	—	—	—	(169)	—
Total	$2,693	$591	$801	$688	$161	$34,742	$1,660

2011	Revenues	Segment Profit	Interest Expense	Depreciation on equipment leased to others	Provision for credit losses	Segment Assets at December 31, 2011	Capital expenditures
North America	$959	$222	$303	$276	$34	$10,867	$530
Europe and CPF	506	37	166	89	105	6,922	118
Asia/Pacific	333	112	129	16	28	4,605	42
Latin America	350	111	127	47	17	3,995	175
Mining	446	72	90	260	3	2,635	321
Total Segments	2,594	554	815	688	187	29,024	1,186
Unallocated	73	(92)	69	2	2	1,253	3
Timing	(22)	6	—	—	(13)	67	1
Methodology	—	36	(57)	—	—	15	—
Inter-segment Eliminations	—	—	—	—	—	(247)	—
Total	$2,645	$504	$827	$690	$176	$30,112	$1,190

2010	Revenues	Segment Profit	Interest Expense	Depreciation on equipment leased to others	Provision for credit losses	Segment Assets at December 31, 2010	Capital expenditures
North America	$982	$37	$369	$302	$120	$10,897	$512
Europe and CPF	502	64	201	92	50	7,219	120
Asia/Pacific	441	96	136	133	25	4,360	21
Latin America	297	102	119	29	9	3,432	109
Mining	252	45	64	131	(3)	1,518	156
Total Segments	2,474	344	889	687	201	27,426	918
Unallocated	103	(47)	76	3	—	1,415	40
Timing	(25)	(17)	—	—	12	113	1
Methodology	—	49	(48)	—	—	(21)	—
Inter-segment Eliminations	—	—	—	—	—	(181)	—
Total	$2,552	$329	$917	$690	$213	$28,752	$959

Revenue and Equipment, Inside and outside the United States
Inside and outside the United States:

(Millions of dollars)
	2012	2011	2010
Revenues
Inside U.S.	$1,142	$1,112	$1,138
Inside Canada	347	374	362
Inside Australia	301	259	222
All other	903	900	830
Total	$2,693	$2,645	$2,552

Equipment on Operating Leases and Non-Leased Equipment (included in Other Assets), Net	2012	2011	2010
Inside U.S.	$1,218	$986	$1,044
Inside Canada	761	771	818
Inside Australia	342	314	343
All other	742	592	567
Total	$3,063	$2,663	$2,772